Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Entity Registrant Name	CLICKSOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001105841
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:
Software license	$ 6,307	$ 6,066	$ 12,725	$ 13,518
Services	16,175	14,601	31,605	26,449
Total revenues	22,482	20,667	44,330	39,967
Cost of revenues:
Software license	640	374	1,565	1,031
Services	9,115	6,823	17,599	13,702
Total cost of revenues	9,755	7,197	19,164	14,733
Gross profit	12,727	13,470	25,166	25,234
Operating expenses:
Research and development costs, net	2,979	2,291	5,650	4,152
Selling and marketing expenses	7,403	6,083	14,737	11,595
General and administrative expenses	2,255	1,761	4,197	3,366
Total operating expenses	12,637	10,135	24,584	19,113
Operating income	90	3,335	582	6,121
Interest income (expenses), net	27	(46)	226	(22)
Net income before taxes	117	3,289	808	6,099
Taxes on income	44	690	34	1,252
Net income	$ 73	$ 2,599	$ 774	$ 4,847
Basic	$ 0	$ 0.08	$ 0.02	$ 0.16
Diluted	$ 0	$ 0.08	$ 0.02	$ 0.15
Shares used in computing basic net income per share	31,545,346	30,873,416	31,479,942	30,767,584
Shares used in computing diluted net income per share	32,867,492	32,652,099	32,925,309	32,376,192
Software License Revenue [Member]
Operating expenses:
% of Revenues	28.00%	29.00%	29.00%	34.00%
Services Revenue [Member]
Operating expenses:
% of Revenues	72.00%	71.00%	71.00%	66.00%
Total Revenues [Member]
Operating expenses:
% of Revenues	100.00%	100.00%	100.00%	100.00%
Cost Of Revenues Software License [Member]
Operating expenses:
% of Revenues	3.00%	2.00%	4.00%	3.00%
Cost Of Revenues Services [Member]
Operating expenses:
% of Revenues	41.00%	33.00%	40.00%	34.00%
Total Cost Of Revenues [Member]
Operating expenses:
% of Revenues	43.00%	35.00%	43.00%	37.00%
Gross Profit [Member]
Operating expenses:
% of Revenues	57.00%	65.00%	57.00%	63.00%
Research and Development Expense [Member]
Operating expenses:
% of Revenues	13.00%	11.00%	13.00%	10.00%
Selling and Marketing Expense [Member]
Operating expenses:
% of Revenues	33.00%	29.00%	33.00%	29.00%
General and Administrative Expense [Member]
Operating expenses:
% of Revenues	10.00%	9.00%	9.00%	8.00%
Total Operating Expenses [Member]
Operating expenses:
% of Revenues	56.00%	49.00%	55.00%	48.00%
Operating Income [Member]
Operating expenses:
% of Revenues	0.00%	16.00%	1.00%	15.00%
Interest Income [Member]
Operating expenses:
% of Revenues	0.00%	0.00%	1.00%	0.00%
Net Income Before Taxes [Member]
Operating expenses:
% of Revenues	1.00%	16.00%	2.00%	15.00%
Tax Expense Net [Member]
Operating expenses:
% of Revenues	0.00%	3.00%	0.00%	3.00%
Net Income [Member]
Operating expenses:
% of Revenues	1.00%	13.00%	2.00%	12.00%

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 13,923	$ 14,683
Deposits	24,437	28,243
Marketable securities	10,896	10,945
Trade receivables, net	21,631	23,378
Deferred taxes	590	540
Other receivables and prepaid expenses	2,932	2,610
Total current assets	74,409	80,399
LONG TERM ASSETS
Property and equipment, net	4,461	3,873
Deposits	596	1,093
Other receivables and prepaid expenses	121	233
Deferred taxes	680	550
Intangible assets, net	752	1,166
Goodwill	1,572	1,572
Severance pay funds	1,801	1,746
Total long term assets	9,983	10,233
Total Assets	84,392	90,632
CURRENT LIABILITIES
Accounts payable and accrued expenses	11,725	13,608
Dividend payable	0	2,536
Deferred revenues	7,668	9,529
Total current liabilities	19,393	25,673
LONG TERM LIABILITIES
Accrued severance pay	4,187	3,847
Deferred taxes liability	240	180
Deferred revenues	1,342	1,828
Total long term liabilities	5,769	5,855
Total liabilities	25,162	31,528
SHAREHOLDERS' EQUITY
Ordinary shares of NIS 0.02 par value	132	131
Additional paid-in capital	86,091	84,383
Accumulated deficit	(26,951)	(25,200)
Accumulated other comprehensive income	1	(167)
Treasury stock, at cost: 39,000 shares	(43)	(43)
Total shareholders' equity	59,230	59,104
Total Liabilities and shareholders' equity	$ 84,392	$ 90,632

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2012	Dec. 31, 2011
Ordinary shares, par value (in NIS per share)	0.02	0.02
Treasury shares, shares	39,000	39,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 774	$ 4,847
Income and expense items not involving cash flows:
Depreciation	1,008	690
Amortization of deferred compensation	1,232	712
Amortization of acquired intangible assets	415	404
Severance pay, net	285	288
Gain on marketable securities	(71)	(43)
Other	3	10
Changes in operating assets and liabilities:
Trade receivables	1,747	(2,206)
Deferred taxes	(120)	750
Other receivables	(42)	(199)
Accounts payable and accrued expenses	(1,883)	(246)
Deferred revenues	(2,347)	2,642
Net cash provided by operating activities	1,001	7,649
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(1,600)	(976)
Decrease (increase) in deposits	4,303	(8,116)
Investments in marketable securities	(725)	(4,743)
Proceeds from sale of marketable securities	845	3,133
Net cash provided by (used in) investment activities	2,823	(10,702)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividend paid	(5,061)	(2,476)
Employee options exercised	477	1,218
Net cash used in financing activities	(4,584)	(1,258)
DECREASE IN CASH AND CASH EQUIVALENTS	(760)	(4,311)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	14,683	25,749
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 13,923	$ 21,438